PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property Equipment And Intangible Assets [Abstract]
Summary of property, equipment and intangible assets, net

Property, equipment and intangible assets, net, consisted of the following:

	As of December 31,
	2021	2022
	US$	US$
Electronic Equipment	6,292,614	6,897,897
Office Equipment	391,223	798,279
Leasehold improvement	752,194	1,748,345
Software	367,853	1,346,872
Less: accumulated depreciation	(2,661,241)	(4,481,910)
Property and equipment, net	5,142,643	6,309,483
Licenses	8,677,136	10,004,563
Trademark	128,281	118,524
Trading right	128,212	128,180
Less: accumulated amortization	(44,620)	(56,685)
Intangible assets, net	8,889,009	10,194,582
Total	14,031,652	16,504,065

Summary of Estimated Amortization Expenses for Intangible Assets

The estimated amortization expenses for the above intangible assets for future years are as follows:

Years ending December 31,	Amortization for Intangible Assets
US$
2023	15,460
2024	15,460
2025	15,460
2026	15,460
Total	61,840